Stock Based Compensation	12 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation

Note 9 — Stock Based Compensation

On May 27, 2022, the Company’s board of directors approved its 2022 Equity Incentive Plan (the “2022 Plan”). The 2022 Plan provides for the grant of (i) options, (ii) share appreciation rights, (iii) restricted share awards, (iv) restricted share unit awards, and (v) other share awards. The aggregate number of shares of Common Stock that may be issued pursuant to the 2022 Plan will not exceed 15,000,000 shares of Common Stock. On May 27, 2022, the Company granted options under the 2022 Plan to purchase 15,000,000 shares of its Common Stock to its employees, board of directors, and other consultants. The total fair value of these stock options was approximately $1,638,381.

The stock-based compensation expense recorded in the Company’s results of operations for the year ended June 30, 2023, the period from March 30, 2022 (inception) through June 30, 2022, and the period from July 1, 2021 through March 29, 2022 (predecessor) were $409,595, $34,133, and $95,835, respectively. Stock based compensation expense for the period from July 1, 2021 through March 29, 2022 (predecessor) is based on the carve out assumptions described in Note 2, Basis of Presentation.

The breakdown of stock based compensation by categories for the year ended June 30, 2023, for the periods from March 30, 2022 (inception) through June 30, 2022, and for the period from July 1, 2021 through March 29, 2022 (predecessor), are summarized below:

	For the year ended June 30, 2023	For the Period from March 30, 2022 (inception) through June 30, 2022	For the Period from July 1, 2021 through March 29, 2022 (Predecessor)
Research and development	$155,646	$12,971	$95,835
General and administrative	253,949	21,162	—
Total stock based compensation	$409,595	$34,133	$95,835

The intrinsic value of the granted options was approximately $1.6 million. As of June 30, 2023 and 2022, there were approximately $1.2 million and $1.6 million unvested compensation costs, which is expected to be recognized over the remaining 2.8 and 3.9 years of employment service period, respectively.

The Company estimated the fair value of the stock options using the Black-Scholes option pricing model. The fair value of employee stock options issued was estimated using the following assumptions:

Grant date	May 27, 2022
Exercise price	$0.001
Estimated stock price	$0.11
Expected volatility	120.0%
Expected term (in years)	4.00
Risk-free interest rate	3.00%

The risk-free interest rate was obtained from U.S. Treasury rates for the applicable periods. The Company’s expected volatility was based upon the implied volatility of a portfolio of comparable companies. The expected life of the Company’s options was determined using the actual remaining life of the stock option. The fair value of the Common Stock input was determined by the board of directors based on a variety of factors, including valuation prepared by a third party, the Company’s financial position, the status of development efforts within the Company, the current climate in the marketplace and the prospects of a liquidity event, among others.

The following table summarizes stock option activity during the period from March 30, 2022 (inception) to June 30, 2022:

	Stock Option Outstanding	Exercise Prices	Average Remaining Contractual Life (In Years)
Balance, March 30, 2022	—	$—	—
Granted	15,000,000	$0.001	4.00
Exercised	(15,000,000)	$0.001	—
Balance, June 30, 2022	—	$—	—

For the year ended June 30, 2023, no additional stock options were granted.

On May 27, 2022, all employees, the board of directors, and other consultants elected to exercise the stock options granted by the Company early. The total proceeds received by the Company amounted to $15,000 and was recorded as other liability due to the terms of the early exercised shares, which are subject to repurchase until such shares are vested and are required to be returned to the Company if the vesting conditions are not satisfied. Such other liability account should be cleared at the time the exercised shares are vested or repurchased. As of June 30, 2023 and 2022, the unamortized balance of the above mentioned other liability amounted to $12,725 and $14,825, respectively, based on the vesting period.

A summary of early-exercised stock option’s vesting activity during the period ended June 30, 2022 and for the year ended June 30, 2023 is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value per share
Balance of early-exercised stock option at March 30, 2022	—	$—
Early exercise of stock option	15,000,000	$0.11
Vested early-exercised stock option	(175,000)	$0.11
Balance of unvested early-exercised stock option at June 30, 2022	14,825,000	$0.11
Vested early-exercised stock option	(3,887,500)	$0.11
Balance of unvested early-exercised stock option at June 30, 2023	10,937,500	$0.11